Leases (Details) - Schedule of Other Supplemental Information	Mar. 31, 2024	Dec. 31, 2023
Schedule of Other Supplemental Information [Abstract]
Weighted average remaining lease term (years)	2 years 3 months	2 years 6 months
Weighted average discount rate	5.00%	5.00%